INCOME TAXES (Table)	3 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Reconciliation of benefit (expense) for income taxes

Reconciliation of the benefit (expense) for income taxes with amounts determined by applying the statutory federal income rate of 21% in 2018 and 34% in 2017 and 2016 to the respective losses before income taxes as follows:

	2018	2017	2016
Net (Loss)	$(1,797,228)	$(5,788,901)	$(155,024)
Benefit (expense) for income taxes computed using the statutory rate of 21% and 34%	377,418	1,968,226	52,708
Non-deductible expense	(161,864)	(360,952)	(5,274)
Re-measurement of deferred income taxes due to tax reform	-	(632,683)	-
Change in valuation allowance	(215,554)	(974,591)	(47,434)
Provision for income taxes	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax liabilities and assets at March 31, 2018 and 2017 are as follows:

	2018	2017	2016
Total deferred tax assets – net operating losses	$1,237,579	$1,022,025	$47,434
Deferred tax liabilities	-	-	-
Net deferred tax assets	1,237,579	$1,022,025	47,434

Valuation allowance	$(1,237,579)	$(1,022,025)	$(47,434)
	$-	$-	$-

Summary of Operating Loss Carryforwards

At March 31, 2018, net operating loss ("NOL") carry forwards summary follows:

Expiring December 31,
2036	$139,512
2037	4,727,276
4,866,788
2018 Non-Expiring NOL	1,026,447
Total NOL Carryforward	$5,893,235